ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME - Additional Information (Details) - USD ($) $ in Thousands	Apr. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
Equity [Abstract]
Accumulated other comprehensive income	$ 1,746	$ 924	$ 1,408